Employee Benefit Plans - Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Domestic Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	$ 4,278	$ 3,529
Total gains or (losses) included in earnings (or changes in net assets)	589	487
Fair value at end of period	4,721	4,278
Foreign Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	782	681
Total gains or (losses) included in earnings (or changes in net assets)	107	60
Fair value at end of period	930	782
Level 3 | Domestic Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	235	249
Total gains or (losses) included in earnings (or changes in net assets)	13	22
Purchases	3	9
Sales	(22)	(45)
Fair value at end of period	229	235
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(3)	1
Level 3 | Domestic Pension Benefits | Funds of funds
Change in fair value of plan assets
Fair value at beginning of period	130	128
Total gains or (losses) included in earnings (or changes in net assets)	13	6
Sales	0	(4)
Fair value at end of period	143	130
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	11	5
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at beginning of period	105	121
Total gains or (losses) included in earnings (or changes in net assets)	0	16
Purchases	3	9
Sales	(22)	(41)
Fair value at end of period	86	105
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(14)	(4)
Level 3 | Foreign Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	58	54
Total gains or (losses) included in earnings (or changes in net assets)	5	4
Purchases		1
Sales		(1)
Fair value at end of period	63	58
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	5	4
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at beginning of period	41	40
Total gains or (losses) included in earnings (or changes in net assets)	3	1
Purchases		1
Sales		(1)
Fair value at end of period	44	41
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	3	1
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at beginning of period	17	14
Total gains or (losses) included in earnings (or changes in net assets)	2	3
Purchases		0
Sales		0
Fair value at end of period	19	17
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$ 2	$ 3